OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	May. 31, 2015	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices			$ 19.00	$ 10.00
Warrants Outstanding, Weighed Average Number Outstanding (in Shares)	715,264	447,436			220,997	206,840
Warrants Outstanding, Remaining Life	3 years 105 days
Warrants Outstanding, Weighted Average Exercise Price	$ 7.50	$ 8.00			$ 8.00	$ 8.50
Warrants Exercisable, Number Exercisable (in Shares)	575,264	312,336			220,997
Warrants Exercisable, Weighted Average Exercise Price	$ 8.00	$ 9.00			$ 8.00
Warrant exercise price 5.00 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	$ 5.00				$ 5.00
Warrants Outstanding, Weighed Average Number Outstanding (in Shares)	240,852	239,952
Warrants Outstanding, Remaining Life	2 years 193 days	3 years 102 days
Warrants Outstanding, Weighted Average Exercise Price	$ 5.00	$ 5.00
Warrants Exercisable, Number Exercisable (in Shares)	104,852	104,852
Warrants Exercisable, Weighted Average Exercise Price	$ 5.00	$ 5.00
Warrant Exercise Price $5.50 - $9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighed Average Number Outstanding (in Shares)	284,868	8,280
Warrants Outstanding, Remaining Life	4 years 281 days	3 years 171 days
Warrants Outstanding, Weighted Average Exercise Price	$ 7.50	$ 7.50
Warrants Exercisable, Number Exercisable (in Shares)	284,868	8,280
Warrants Exercisable, Weighted Average Exercise Price	$ 7.50	$ 7.50
Warrants Exercise Price $10.00-$22.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighed Average Number Outstanding (in Shares)	189,544	199,204
Warrants Outstanding, Remaining Life	2 years 3 days	2 years 167 days
Warrants Outstanding, Weighted Average Exercise Price	$ 11.00	$ 11.00
Warrants Exercisable, Number Exercisable (in Shares)	185,544	199,204
Warrants Exercisable, Weighted Average Exercise Price	$ 11.00	$ 11.00
Minimum [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	5.00
Minimum [Member] | Warrant Exercise Price $5.50 - $9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	5.50	5.50
Minimum [Member] | Warrants Exercise Price $10.00-$22.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	10.00	10.00
Maximum [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	22.50
Maximum [Member] | Warrant Exercise Price $5.50 - $9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	9.50	9.50
Maximum [Member] | Warrants Exercise Price $10.00-$22.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	$ 22.50	$ 22.50